INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure Tables [Abstract]
INCOME TAX DICLOSURE

NOTE 30: INCOME TAX (EXPENSE) / BENEFIT
The significant components of the income tax/(expense)/benefit for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012

	(EUR in thousands)
Income tax (expense) / benefit:
Current tax expense domestic	(110,967)	(46,297)	(33,632)
Current tax expense foreign	(149,212)	(107,342)	(171,603)
Deferred tax (expense)/benefit domestic	182,121	(307,995)	(19,105)
Deferred tax (expense)/benefit foreign	35,747	2,289	55,201
Total income tax (expense) / benefit	(42,311)	(459,345)	(169,139)
The allocation of income before income tax between domestic and foreign is presented in Note 37.

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2010	2011	2012

	(EUR in thousands)
Income tax calculated based on statutory income tax rate of 20% (2010: 24% and 2011: 20%)	(63,766)	(2,809,627)	(469,770)
Effect of tax exempt income	(35,029)	(18,132)	(58,460)
Effect of different tax rates in other countries	(60,839)	10,535	(21,119)
Non deductible expenses	52,769	120,968	50,376
Statutory revaluation of fixed assets	-	-	(9,569)
Effect of change in income tax rate	43,987	9,851	-
Valuation allowance for deferred tax assets	-	3,115,613	658,249
Non-offsettable income taxes with current year income taxes	14,059	12,740	14,262
Income tax audit settlement	2,494	8,223	5,894
Other	9,535	9,174	(724)
Income tax expense / (benefit) before additional income taxes	(36,790)	459,345	169,139

Additional income tax under Greek tax laws 3808/2009 and 3845/2010	26,126	-	-
Non-offsettable income taxes in accordance with Law 3842/2010	52,975	-	-
Income tax expense / (benefit) after additional income taxes	42,311	459,345	169,139
In 2011, the increase in the effect on taxes of the expenses non-deductible for tax purposes is mainly due to the impairment of goodwill of investments in subsidiaries (see Note 14).

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2011	2012

	(EUR in thousands)
Deferred Tax Assets:
Allowance for loan losses	477,575	813,060
Mark to market valuation of securities and derivatives	1,109,601	597,125
Pension and other post retirement benefits	53,519	87,739
Insurance reserves	93,940	84,298
Revaluation of land and buildings	137,640	150,419
Intangibles recognized upon acquisition and other assets	192	53
Tax loss carried forward	210,461	369,996
Other	98,340	187,903
PSI tax losses	1,323,641	1,834,919
Gross deferred tax assets	3,504,909	4,125,512
Deferred tax assets / liabilities for netting	(130,204)	(167,420)
Net deferred tax assets	3,374,705	3,958,092
Valuation allowance for deferred tax assets	(3,115,613)	(3,788,201)
Net deferred tax assets after valuation allowance	259,092	169,891

Deferred Tax Liabilities:
Allowance for loan losses	(22,455)	(35,576)
Mark to market valuation of securities and derivatives	(31,477)	(47,518)
Pension and other post retirement benefits	-	(783)
Revaluation of land and buildings	(1,358)	(1,103)
Intangibles recognized upon acquisition and other assets	(37,644)	(37,224)
Tax free reserves	(92,556)	(92,003)
Other	(6,927)	(17,076)
Gross deferred tax liabilities	(192,417)	(231,283)
Deferred tax liabilities / assets for netting	130,204	167,420
Net deferred tax liabilities	(62,213)	(63,863)

(EUR in
Year	thousands)
2013	12,846
2014	97,035
2015	765,279
2016	22,190
2017	921,688
2018	37,392
2019	54,494
Unlimited	7,572
Total	1,918,496

Reconciliation of the Change in Unrecognized Tax Benefits
	2010	2011	2012

	(EUR in thousands)
Balance, at beginning of year	18,873	10,763	10,891
Reductions related to positions taken during prior years	(32)	-	(1,239)
Additions related to positions taken during the current year	3,500	344	135
Settlements	(11,606)	(185)	-
Effect of foreign exchange differences	28	(31)	-
Balance, at end of year	10,763	10,891	9,787

Company	Open tax years
National Bank of Greece S.A.	2009-2012
NBG London Branch (United Kingdom)	2011-2012
Finansbank A.S. (Turkey)	2007-2008 & 2010-2012
United Bulgarian Bank A.D.-Sofia (Bulgaria)	2010-2012
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2005-2012
Banca Romaneasca S.A. (Romania)	2007-2012
NBG Securities S.A. (Greece)	2009-2012
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2012
Ethniki Leasing S.A. (Greece)	2010-2012
Ethniki Hellenic General Insurance S.A. (Greece)	2010-2012